Capital Management - ING Capital Position (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital Management [Line Items]
Interim profit not included in CET		€ 1,754
Interim profit not included in CET, before Interim dividend paid	€ 42	2,689
Additional Tier 1 securities CRR/CRD IV-compliant	5,312	5,312	€ 2,833
Additional Tier 1 securities subject to CRR/CRD IV grandfathering rules	1,604	1,604	2,506
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant		8,789	8,079
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules		153	168
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Interim profit not included in CET		43
Interim profit not included in CET, before Interim dividend paid	42	2,689
Additional Tier 1 securities CRR/CRD IV-compliant	5,758	5,758	3,271
Additional Tier 1 securities subject to CRR/CRD IV grandfathering rules	€ 994	994	1,907
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant		8,789	8,079
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules		€ 153	€ 168